Deferred compensation expense (Details)	1 Months Ended		12 Months Ended
	Feb. 29, 2024 USD ($)	Feb. 29, 2024 CHF (SFr)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CHF (SFr) shares	Dec. 31, 2022 CHF (SFr) shares	Dec. 31, 2021 CHF (SFr) shares	Jun. 12, 2023 shares
Deferred compensation expense
Labor and Related Expense				SFr 7,882,000,000	SFr 7,689,000,000	SFr 8,011,000,000
Total compensation expense relating to deferred compensation				1,154,000,000	1,318,000,000	1,434,000,000
Total shares delivered
Minimum total compensation of certain employees to whom share awards are granted	$ 300,000	SFr 300,000	$ 250,000	250,000
Compensation matters [Member]
Deferred compensation expense
Labor and Related Expense				(90,000,000)
Deferred cash awards
Deferred compensation expense
Total compensation expense relating to deferred compensation				659,000,000	623,000,000	370,000,000
Retention Awards
Deferred compensation expense
Total compensation expense relating to deferred compensation				368,000,000	170,000,000	123,000,000
Compensation expense relating to deferred compensation, of which granted in current year				279,000,000
Contingent Capital Awards (CCA)
Deferred compensation expense
Total compensation expense relating to deferred compensation				(299,000,000)	(4,000,000)	194,000,000
Contingent Capital Awards (CCA) | Compensation matters [Member]
Deferred compensation expense
Total compensation expense relating to deferred compensation				408,000,000
Performance shares | Performance share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation				6,000,000	SFr 1,000,000	SFr 281,000,000
Stock compensation plan
Deferred compensation expense
Award Expenses for employees who have met certain age and length-of-service criteria				SFr 123,000,000
Total shares delivered
Total shares delivered (in shares) | shares			15,800,000	15,800,000	56,700,000	55,700,000
Conversion rate of Credit Suisse shares to UBS shares | shares							22.48
Stock compensation plan | Share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation				SFr 275,000,000	SFr 293,000,000	SFr 466,000,000
Stock compensation plan | Strategic Delivery Plan
Deferred compensation expense
Total compensation expense relating to deferred compensation				80,000,000	SFr 235,000,000
Stock compensation plan | Transformation awards
Deferred compensation expense
Total compensation expense relating to deferred compensation				SFr 65,000,000